Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 196.8	$ 198.4	$ 147.7
Additions Charged to Costs and Expenses	71.6	72.9	91.1
Additions Related to Acquisition	0.0	0.0	5.4
Write-offs/ Allowances Taken	(56.6)	(74.5)	(45.8)
Balance at End of Year	211.8	196.8	198.4
Allowance for bad debts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	2.2	3.1	1.4
Additions Charged to Costs and Expenses	1.7	3.7	1.7
Additions Related to Acquisition	0.0	0.0	0.9
Write-offs/ Allowances Taken	(2.0)	(4.6)	(0.9)
Balance at End of Year	1.9	2.2	3.1
Allowance for returns
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	6.0	7.5	2.9
Additions Charged to Costs and Expenses	10.3	11.5	8.9
Additions Related to Acquisition	0.0	0.0	0.7
Write-offs/ Allowances Taken	(11.9)	(13.0)	(5.0)
Balance at End of Year	4.4	6.0	7.5
Allowance for markdowns
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	15.2	18.0	11.6
Additions Charged to Costs and Expenses	36.9	54.1	42.5
Additions Related to Acquisition	0.0	0.0	3.8
Write-offs/ Allowances Taken	(42.7)	(56.9)	(39.9)
Balance at End of Year	9.4	15.2	18.0
Valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	173.4	169.8	131.8
Additions Charged to Costs and Expenses	22.7	3.6	38.0
Additions Related to Acquisition	0.0	0.0	0.0
Write-offs/ Allowances Taken	0.0	0.0	0.0
Balance at End of Year	$ 196.1	$ 173.4	$ 169.8